Voya Solution Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 11.5%
38,856	iShares 20+ Year Treasury Bond ETF	$5,132,101	2.0
53,487	Vanguard Emerging Markets ETF	2,467,355	0.9
54,396	Vanguard FTSE Developed Markets ETF	2,612,640	1.0
76,676	Vanguard Russell 1000 Growth ETF	5,471,599	2.1
19,718	Vanguard S&P 500 ETF	8,186,322	3.1
41,463	Vanguard Value ETF	6,127,402	2.4

	Total Exchange-Traded Funds
	(Cost $29,536,711)	29,997,419	11.5

MUTUAL FUNDS: 88.4%
	Affiliated Investment Companies: 88.4%
896,157	Voya Global Bond Fund - Class R6	7,599,410	2.9
688,767	Voya High Yield Bond Fund - Class R6	5,227,741	2.0
7,760,558	Voya Intermediate Bond Fund - Class R6	74,190,934	28.6
465,720	Voya Multi-Manager Emerging Markets Equity Fund - Class I	4,764,318	1.8
490,123	Voya Multi-Manager International Equity Fund - Class I	4,979,651	1.9
1,387,579	Voya Multi-Manager International Factors Fund - Class I	12,918,360	5.0
259,770	Voya Multi-Manager Mid Cap Value Fund - Class I	2,644,463	1.0
3,563,353	Voya Short Term Bond Fund - Class R6	34,136,918	13.1
509,422	Voya U.S. High Dividend Low Volatility Fund - Class R6	5,960,234	2.3
243,183	Voya U.S. Stock Index Portfolio - Class I	5,070,376	2.0
3,349,800	VY® BrandywineGLOBAL - Bond Portfolio - Class I	36,512,817	14.1
826,228	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	26,439,286	10.2
205,568	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	2,666,216	1.0
63,875	VY® T. Rowe Price Growth Equity Portfolio - Class I	6,439,922	2.5

	Total Mutual Funds
	(Cost $234,949,341)	229,550,646	88.4

	Total Investments in Securities (Cost $264,486,052)	$259,548,065	99.9
	Assets in Excess of Other Liabilities	240,072	0.1
	Net Assets	$259,788,137	100.0

Voya Solution Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2022
Asset Table
Investments, at fair value
Exchange-Traded Funds	$29,997,419	$–	$–	$29,997,419
Mutual Funds	229,550,646	–	–	229,550,646
Total Investments, at fair value	$259,548,065	$–	$–	$259,548,065
Liabilities Table
Other Financial Instruments+
Futures	$(364,813)	$–	$–	$(364,813)
Total Liabilities	$(364,813)	$–	$–	$(364,813)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2022, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2021	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 3/31/2022	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Global Bond Fund - Class R6	$8,385,124	$136,047	$(279,906)	$(641,855)	$7,599,410	$74,502	$74	$-
Voya High Yield Bond Fund - Class R6	14,255,725	115,424	(7,944,994)	(1,198,414)	5,227,741	92,674	707,880	-
Voya Intermediate Bond Fund - Class R6	72,983,404	9,573,470	(3,089,099)	(5,276,841)	74,190,934	436,397	(31,801)	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5,415,735	283,170	(202,335)	(732,252)	4,764,318	-	2,898	-
Voya Multi-Manager International Equity Fund - Class I	5,536,354	264,109	(172,401)	(648,411)	4,979,651	-	18,897	-
Voya Multi-Manager International Factors Fund - Class I	14,074,329	67,371	(482,693)	(740,647)	12,918,360	-	(2,124)	-
Voya Multi-Manager Mid Cap Value Fund - Class I	2,931,891	9,381	(162,865)	(133,944)	2,644,463	-	(18,107)	-
Voya Short Term Bond Fund - Class R6	28,230,724	8,546,102	(1,790,123)	(849,785)	34,136,918	107,773	(18,223)	-
Voya U.S. High Dividend Low Volatility Fund - Class R6	6,435,103	67,005	(439,100)	(102,774)	5,960,234	-	(19,129)	-
Voya U.S. Stock Index Portfolio - Class I	11,478,806	308,082	(4,544,863)	(2,171,649)	5,070,376	-	1,339,566	-
VY® BrandywineGLOBAL - Bond Portfolio - Class I	39,351,812	131,335	(1,720,322)	(1,250,008)	36,512,817	-	147,774	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	28,571,446	93,810	(1,200,643)	(1,025,327)	26,439,286	-	161,218	-
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	2,752,028	357,236	(120,018)	(323,030)	2,666,216	-	(26,691)	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	6,841,156	1,093,037	(320,182)	(1,174,089)	6,439,922	-	99,788	-
	$247,243,637	$21,045,579	$(22,469,544)	$(16,269,026)	$229,550,646	$711,346	$2,362,020	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2022, the following futures contracts were outstanding for Voya Solution Income Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
90-Day Eurodollar	21	06/13/22	$5,169,675	$(5,958)
			$5,169,675	$(5,958)
Short Contracts:
MSCI EAFE Index	(25)	06/17/22	(2,680,500)	(141,418)
MSCI Emerging Markets Index	(47)	06/17/22	(2,644,925)	(217,437)
			$(5,325,425)	$(358,855)

At March 31, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $267,884,297.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$6,622,591
Gross Unrealized Depreciation	(15,323,636)
Net Unrealized Depreciation	$(8,701,045)